Average Annual Total Returns{- Growth Opportunities Portfolio} - 02.28 VIP Growth Opportunities Portfolio Initial/Service/Service Class 2 PRO-10 - Growth Opportunities Portfolio	VIP Growth Opportunities Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Growth Opportunities Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Growth Opportunities Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Growth Opportunities Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Growth Opportunities Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Growth Opportunities Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Growth Opportunities Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Growth Opportunities Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Growth Opportunities Portfolio-Service 2 VIP Return Before Taxes Past 10 years	RS004 Past 1 year	RS004 Past 5 years	RS004 Past 10 years
Total	11.94%	32.09%	22.94%	11.83%	31.96%	22.82%	11.68%	31.77%	22.64%	27.60%	25.32%	19.79%